SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Suboptimal exercise multiple			3
Suboptimal exercise multiple, minimum	2.9	2.9
Suboptimal exercise multiple, maximum	3.5	3.5
Risk free interest rate, minimum	0.80%	0.47%	0.23%
Risk free interest rate, maximum	2.20%	1.58%	2.35%
Volatility, minimum	27.00%	33.00%	37.00%
Volatility, maximum	49.00%	51.00%	55.00%
Dividend yield	0.00%	0.00%	0.00%